RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

From time to time, members of the Company have advanced funds to support its operations. As of September 30, 2015 and December 31, 2014, the outstanding balance of advanced funds was $79,537 and $0, respectively. The advances were due on demand and did not bear interest.

During the nine months ended September 30, 2015, Dynamic Solutions Nevada LLC (“Dynamic”), an entity 90% owned by Brian Davidson, an officer, director and shareholder of the Company, acted as the general contractor for tenant improvements performed at several of the Company’s stores. The total billings related to these tenant improvements during the nine months ended September 30, 2015 was $52,535. As of September 30, 2015, $9,000 remained due to Dynamic.

On January 1, 2015, the Company renegotiated existing consulting agreements with Wayne Riggs, Brian Davidson and Bobby Riggs, all of whom are officers and directors of the Company. Under these agreements, each officer is to receive compensation of $160,000 annually, a reimbursement for health insurance costs, and is entitled to participate in the Company’s stock option plan, when and if established.

Effective September 15, 2015, the Company renegotiated its existing consulting agreement with Wayne Riggs. Under the renegotiated terms, Mr. Riggs will continue to provide his services as a director of the Company without compensation.

During the nine months ended September 30, 2015, management consulting fees were paid to the officers in accordance with the terms of the management agreements.

During the three and nine months ended September 30, 2015, the Company’s Manager, Wayne Riggs, received $26,667 and $116,666, respectively, for the provision of management and business development services to the Company.

During the three and nine months ended September 30, 2015, the Company’s Chief Executive Officer, Brian Davidson, received $26,667 and $116,666, respectively, for the provision of management and business development services to the Company.

During the three and nine months ended September 30, 2015, the Company’s Chief Operating Officer, Bobby J. Riggs, received $40,000 and $123,333, respectively, for the provision of management and business development services to the Company.

On March 3, 2015, Epic Corp. appointed Zachary Bradford to serve as the Chief Financial Officer (“CFO”) of Epic Corp., and Mr. Bradford subsequently became the Chief Financial Officer of the Company upon closing of the Exchange Agreement on June 24, 2015. In connection with this appointment, the Company entered into a consulting agreement with Mr. Bradford, pursuant to which the Company agreed to pay Mr. Bradford a consulting fee of $5,500 per month, plus expenses incurred. The Company also entered into certain agreements with Bluechip Advisors LLC (“Bluechip”), a company in which Mr. Bradford holds a 50 percent interest, having a term from March 1, 2015 through February 28, 2016, pursuant to which Bluechip agreed to provide controller and accounting services for base fee compensation of $8,000 per month, plus expenses, plus an additional fee of $200 per month for each operating store over five open during the month of service. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings in connection with the closing of the Exchange Agreement, as further described in Note 1, for fees of $55,000. The Company also entered into a further agreement with Bluechip pursuant to which Bluechip agreed to provide services to the Company in connection with the preparation of financial statements and other public filings subsequent to the Exchange agreement for $2,000 a month.

Atlas Global, LLC is a company controlled by Brian Davidson and Wayne Riggs who also serve as officers of the Company. The Company has first right of refusal to purchase all inventory collected by Atlas Global that meets the Company’s quality standards. The Company purchases this inventory at a fixed rate of $0.36 per pound.

Atlas is responsible for payment of its own obligations and the Company has no responsibility in this regard. If the Company does not pay Atlas for the products the Company acquires from it, Atlas may have no way to cover its costs as it does not have any other significant customers, but the Company has no obligation to purchase from Atlas and no obligation to provide it with financial support in the event it is required.

As of September 30, 2015 and December 31, 2014, $210,981 and $55,532 were payables due to Atlas for inventory received.

During the three months ended September 30, 2015 and 2014, the Company purchased inventory from Atlas of $70,415 and $458,736, respectively.

During the nine months ended September 30, 2015 and 2014, the Company purchased inventory from Atlas of $428,052 and $1,102,563, respectively.

During the year ending December 31, 2014 Dynamic Solutions Nevada LLC ("Dynamic") an entity 90% owned by Brian Davidson, an officer and shareholder of the Company, acted as the general contractor for tenant improvements performed at several of the Company’s stores.  The total billings related to these tenant improvements during the year ending December 31, 2014 was $401,289, of which $118,133 remained outstanding as of December 31, 2014.   Subsequent to the year ending December 31, 2014, additional tenant improvements were conducted during the four months ending April 30, 2015. Total billings for these tenant improvements were $43,535.  As of April 30, 2015, the Company had paid all amounts due to Dynamic.

During the years ending December 31, 2014 and 2013, management consulting fees were paid to the Company’s officers in accordance with management agreements, the terms of which are as set out below.

The Company entered into annual consulting agreements with Wayne Riggs to serve as the Manager of the Company. During the years ending December 31, 2014 and 2013, Mr. Riggs was to receive annual compensation of $230,000 and $116,667, respectively, for management and business development services. During the years ending December 31, 2014 and 2013, he received compensation of $65,000 and $81,667, respectively. On December 31, 2014, the Company settled $165,000 of unpaid compensation through the issuance of 291,176 shares of the Company's common stock. On December 31, 2013, the Company settled $35,000 of unpaid compensation through the issuance of 61,765 shares of the Company's common stock.

The Company entered into annual consulting agreements with Brian Davidson to serve as the Chief Executive Officer of the Company. During the years ended December 31, 2014 and 2013, Mr. Davidson was to receive annual compensation of $164,000 and $118,800, respectively, for management and business development services. During the years ending December 31, 2014 and 2013, he received compensation of $76,000 and $106,800, respectively. On December 31, 2014, the Company settled $88,000 of unpaid compensation through the issuance of 155,294 shares of the Company's common stock. On December 31, 2013, the Company settled $12,000 of unpaid compensation through the issuance of 21,176 shares of the Company's common stock.

The Company entered into annual consulting agreements with Bob Riggs to serve as the Chief Operating Officer of the Company. During the years ending December 31, 2014 and 2013, Mr. Riggs received annual compensation of $128,000 and $86,143, respectively, for management and business development services.

The Company entered into a management consulting agreement with Titan Investments, LLC (“Titan”), an entity jointly held by Wayne Riggs, Brian Davidson, and Bob Riggs, to assist in the management of the Company, perform market research and assist with the negotiation of lease agreements. During the years ending December 31, 2014 and 2013, Titan received compensation of $380,912 and $295,258, respectively, for consulting services. Subsequent to the year ended December 31, 2014, the Company terminated its consulting agreement with Titan.

Atlas Global, LLC is a company controlled by Brian Davidson and Wayne Riggs who also serve as officers of the Company. The Company has first right of refusal to purchase all inventory collected by Atlas Global that meets the Company’s quality standards. The Company purchases this inventory at a fixed rate of $0.36 per pound.

Atlas is responsible for payment of its own obligations and the Company has no responsibility in this regard. If the Company does not pay Atlas for the products the Company acquires from it, Atlas may have no way to cover its costs as it does not have any other significant customers, but the Company has no obligation to purchase from Atlas and no obligation to provide it with financial support in the event it is required.

As of December 31, 2014 and December 31, 2013, $55,532 and $43,702 were payables due to Atlas for inventory received. As of December 31, 2014 and 2013, $7,288 and $0 were payable to Epic for expenses paid on behalf of Atlas.

During the years ending December 31, 2014 and December 31, 2013, the Company purchased inventory from Atlas totaling $1,764,315 and $256,720, respectively.